Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock	Common Stock	Surplus	Retained Earnings	Other Comprehensive Income (Loss)	Treasury Stock	Total
Balance at Dec. 31, 2022		$ 96,420	$ 154,061	$ 2,695,567	$ (470,497)	$ (430,792)	$ 2,044,759
Balance (in shares) at Dec. 31, 2022	96,420
Increase (decrease) in shareholders' equity
Net income				411,768			411,768
Dividends:
Dividends Payable/ Cash				(78,247)			(78,247)
Purchase of treasury stock						(4,611)	(4,611)
Exercise of stock options		47	1,120				1,167
Exercise of stock options (in shares)	47
Stock compensation expense recognized in earnings			330				330
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					72,608		72,608
Balance at Dec. 31, 2023		96,467	155,511	3,029,088	(397,889)	(435,403)	2,447,774
Balance (in shares) at Dec. 31, 2023	96,467
Increase (decrease) in shareholders' equity
Net income				409,167			409,167
Dividends:
Dividends Payable/ Cash				(82,078)			(82,078)
Purchase of treasury stock						(963)	(963)
Exercise of stock options		150	3,608				3,758
Exercise of stock options (in shares)	150
Stock compensation expense recognized in earnings			214				214
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					18,835		18,835
Balance at Dec. 31, 2024		96,617	159,333	3,356,177	(379,054)	(436,366)	2,796,707
Balance (in shares) at Dec. 31, 2024	96,617
Increase (decrease) in shareholders' equity
Net income				412,293			412,293
Dividends:
Dividends Payable/ Cash				(87,062)			(87,062)
Purchase of treasury stock						(4,608)	(4,608)
Exercise of stock options		42	1,424				1,466
Exercise of stock options (in shares)	42
Stock compensation expense recognized in earnings			104				104
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					132,738		132,738
Balance at Dec. 31, 2025		$ 96,659	$ 160,861	$ 3,681,408	$ (246,316)	$ (440,974)	$ 3,251,638
Balance (in shares) at Dec. 31, 2025	96,659